Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Epoch U.S. Small Cap Fund
Supplement [Text Block]	ck0001469192_SupplementTextBlock

MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Small Cap Fund

(the “Fund”)

Supplement dated December 14, 2018 (“Supplement”) to the
Summary Prospectus and Prospectus dated February 28, 2018, as supplemented

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on December 10-12, 2018, the Board of Trustees (“Board”) of MainStay Funds Trust (“Trust”) considered and approved, among other related proposals: (i) terminating Epoch Investment Partners, Inc. (“Epoch”) as the Fund's subadvisor; (ii) appointing MacKay Shields LLC (“MacKay”) as the Fund's subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund's name and modifying the Fund's investment objective, principal investment strategies, investment process, non-fundamental “names rule” investment policy and principal risks; (iv) reducing the management fee; (v) changing the Fund's primary benchmark; and (vi) filing proxy materials. These changes are expected to become effective on or about April 1, 2019, if shareholders of the Fund approve item (ii) above (the “Proposal”) prior to that date.

As a result, effective on or about April 1, 2019, the following changes will be made to the Summary Prospectus and Prospectus if shareholders approve the Proposal prior to that date:

1.       Name Change. The name of the Fund is changed to MainStay MacKay Small Cap Core Fund.

3.       Reduction of Management Fee. The Fund's management fee is revised to read as follows: 0.80% on assets from $1 billion to $2 billion; and 0.75% on assets over $2 billion.

Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term growth of capital.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies in the Russell 2000® Index, and invests primarily in common stocks of U.S. companies. As of February 28, 2018, companies in the Russell 2000® Index had market capitalizations ranging from $3.5 million to $13.8 billion.

Investment Process: MacKay Shields LLC, the Fund 's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. The Subadvisor uses a quantitative model that is designed to evaluate individual issuers and securities across multiple criteria, including valuation, momentum and market sentiment. The Subadvisor also conducts a qualitative analysis to account for events and conditions that may not be quantifiable by the analysis, such as company-specific and market events. The Subadvisor evaluates the quantitative model and, from time to time, the Subadvisor may adjust the metrics and data underlying its quantitative analysis or model for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions. Using an objective, disciplined and broadly-applied process, the Subadvisor selects securities that it believes have the most potential to appreciate, while seeking to limit exposure to risk. The Subadvisor also seeks to control the Fund's exposure to risk by diversifying the Fund's investments over securities issued by a large number of companies.

The Subadvisor may sell a security if, among other reasons, it no longer believes the security will contribute to meeting the investment objective of the Fund, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	i. Convertible Securities Risk ii. Exchange-Traded Fund Risk
Supplement Closing [Text Block]	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.